Basis of presentation	12 Months Ended
Dec. 31, 2023
Disclosure Of Basis Of Presentation [Abstract]
Basis of presentation [Text Block]

Note 2: Basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"), effective for the year ended December 31, 2023. IFRS comprises IFRSs, International Accounting Standards ("IASs"), and interpretations issued by the IFRS Interpretations Committee ("IFRICs"), and the former Standing Interpretations Committee ("SICs").

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on April 2, 2024.